Investments - Summary of analysis of changes in carrying value of investments in joint ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments
At start of year	£ 159	£ 105
Share of results of joint ventures and associates	46	19	£ 29
Dividends received from joint ventures and associates	(21)	(33)	(20)
Acquisitions		62
Disposals and other		1
Exchange translation differences	(6)	5
At end of year	£ 178	£ 159	£ 105